Capital Leases (Tables)	6 Months Ended
Jun. 30, 2013
Capital Leases [Abstract]
Annual future minimum lease payments under capital lease
Amount
July 1 to December 31, 2013	600
2014	400
Total minimum lease payments	1,000
Less: imputed interest	36
Present value of minimum lease payments	964
Current portion of capitalized lease obligations	(964)
Long-term capitalized lease obligations	-